Capital Management	12 Months Ended
Dec. 31, 2020
Capital Management
Capital Management
21.	CAPITAL MANAGEMENT

In the management of capital, the Company includes shareholders’ equity (excluding accumulated other comprehensive loss and deficit) and cash. The components of capital on December 31, 2020 were:

Cash and cash equivalents	$6,872,894
Shareholders’ equity	$165,116,062

The Company’s objective in managing capital is to ensure that financial flexibility is present to increase shareholder value through growth and responding to changes in economic and/or market conditions; to maintain a strong capital base so as to maintain investor, creditor and market confidence and to sustain future development of the business and to safeguard the Company’s ability to obtain financing should the need arise.

In maintaining its capital, the Company has a strict investment policy which includes investing its surplus capital only in highly liquid, highly rated financial instruments.

The Company reviews its capital management approach on an ongoing basis.